Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, RLI, related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $147.7 billion and $170.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$11.0	$14.4
Amounts due to reinsurers	(23.6)	(26.2)
Reinsurance reserves ceded	2,188.2	1,368.7
Deposits	1,377.6	1,600.4
Reinsurance receivable	498.1	508.6
Other	17.3	16.1
Total	$4,068.6	$3,482.0

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$16.9	$17.8	$20.0
Reinsurance assumed	478.4	522.8	768.6
Reinsurance ceded	(39.1)	(260.0)	(2.5)
Net premiums	$456.2	$280.6	$786.1

Also see Reinsurance Agreements in the Related Party Transactions note to these Financial Statements.